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                                                                    MetLife Logo


                                      MetLife Investors USA Insurance Company
                                      5 Park Plaza, Suite 1900
                                      Irvine, California 92614

May 3, 2006

VIA EDGAR
_________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors USA Insurance Company and
    MetLife Investors USA Separate Account A
    File No. 333-125753 (Vintage L and Vintage XC)
    Rule 497(j) Certification

Commissioners:

     On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectuses and Statement of Additional Information ("SAI"), each dated May 1, 2006, the Supplement dated May 1, 2006 to the May 1, 2006
Prospetus (Vintage XC), and two Supplements dated June 9, 2006 to the May 1, 2006 Prospectuses being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses, SAI and Supplements to the Prospectuses contained in Post-Effective Amendment No. 1 for the Account filed electronically with the Commission on April 24, 2006.

     If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company